UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	   Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 February 8, 2008

Additional Information: The investment manager, Himanshu H. Shah, does not participate in proxy voting for positions listed under column 8 in the section denoting no proxy voting. The client, Pennsylvania Public School Employees Retirement System votes on proxies relevant to the securities that we buy on their behalf.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: 127638


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2        COLUMN 3 COLUMN 4COLUMN 5          COLUMN 6 COLUMN 7 COLUMN 8

                                              VALUE   SHRS OR   SH/ PUT/INVESTMEN OTHER   VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS  CUSIP    (x$1000)PRN AMT   PRN CALLDISCRETIOMANAGERS  SOLE      SHARED NONE
ABITIBI-CONSOLIDATED COM             003924 10  4613    223848  SH      SOLE              198205            25643
ADVANCED MICRO DEVICECOM             007903107  1746    232900  SH      SOLE              232900            N/A
AEGON N V            ORD AMER REG    007924 10  3287    187527  SH      SOLE              187527            N/A
BRILLIANCE CHINA AUTOSPONSORED ADR   10949Q 10  5563   2231630  SH      SOLE              231630            2000000
CELESTICA INC        SUB VTG SHS     15101Q 10  6378   1099729  SH      SOLE              1004729           95000.00
CHINA TELECOM CORP LTSPON ADR H SHS  169426 10  3915     50154  SH      SOLE               40154            10000.00
CHINA UNICOM LTD     SPONSORED ADR   16945R 10  9803    437670  SH      SOLE              402670            35000.00
CHINA YUCHAI INTL LTDCOM             G21082 10 12620   1273548  SH      SOLE              1193748           79800.00
CHIQUITA BRANDS INTL COM             170032 80 11576    629475  SH      SOLE              589475            40000.00
HARVEST ENERGY TRUST COM             41752X101  2550    122798  SH      SOLE              107798            15000.00
KT CORP              SPONSORED ADR   48268K 10  5788    224376  SH      SOLE              214376            10000.00
LEAPFROG ENTERPRISES CL A            52186N 10  3769    560090  SH      SOLE              515090            45000.00
LEGG MASON INC       COM             524901105   365      5000  SH      SOLE                   0            5000.00
LG PHILIP LCD CO LTD SPONS ADR REP   50186V 10  5390    207500  SH      SOLE              187500            20000.00
MBIA                 COM             55262C100  2760    148150  SH      SOLE              138150            10000.00
MARSH & MCLENNAN COS COM             571748 10   582     22000  SH      SOLE                   0            22000.00
MILACRON INC         COM             598709301  1901    611384  SH      SOLE              611384            N/A
MITSUBISHI UFJ FINL GSPONSORED ADR   606822 10  4204    450635  SH      SOLE              400635            50000
NEC CORP             ADR             629050 20  3249    710126  SH      SOLE              710126            N/A
NEW YORK TIMES CO    CL A            650111 10  1113     63500  SH      SOLE               38500            25000.00
NORTEL NETWORKS      COM             656568508  1496     98150  SH      SOLE               98150            N/A
NTT DOCOMO INC       SPONS ADR       62942M 20  3507    213880  SH      SOLE              213880            N/A
QIMONDA              SPONS ADR       746904101  5981    836590  SH      SOLE              756590            80000.00
ROYAL DUTCH SHELL PLCSPONS ADR A     780259 20  3552     42193  SH      SOLE               42193            N/A
SANMINA SCI CORP     COM             800907107  2108   1158400  SH      SOLE              1008400           150000
SANYO ELECTRIC CO LTDCOM             803038306  1830    869540  SH      SOLE              869540            N/A
SCOR SA              SPONSORED ADR   80917Q 10  3837   1499740  SH      SOLE              1499740           N/A
SIFY LIMITED         SPONSORED ADR   82655M107  2948    558469  SH      SOLE              538469            20000.00
TECHNIP NEW          SPONSORED ADR   878546 20  3696     46624  SH      SOLE               46624            N/A
UTSTARCOM INC        COM             918076 10  7511   2731589  SH      SOLE              2331589           400000.0
                                              127638

</SEC-DOCUMENT>